As filed with the Securities and Exchange Commission on September 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2015 (Unaudited)
Shares		Fair Value
COMMON STOCKS: 95.4%
Consumer Discretionary: 12.8%
109,025	Bed Bath & Beyond, Inc. *	$7,111,701
237,375	Discovery Communications, Inc. - Class C *	7,192,462
184,120	Johnson Controls, Inc.	8,388,507
73,225	McDonald's Corp.	7,312,249
86,520	Time Warner, Inc.	7,617,221
199,605	Urban Outfitters, Inc. *	6,511,115
89,500	Viacom, Inc. - Class B	5,101,500
		49,234,755
Consumer Staples: 5.6%
150,630	Archer-Daniels-Midland Co.	7,142,874
82,435	Bunge Ltd.	6,582,435
108,545	Wal-Mart Stores, Inc.	7,813,069
		21,538,378
Energy: 9.7%
270,530	BG Group PLC - ADR	4,645,000
57,605	Chevron Corp.	5,096,891
87,280	ConocoPhillips	4,393,675
148,810	National Oilwell Varco, Inc.	6,269,365
80,860	Noble Energy, Inc.	2,848,698
45,670	Phillips 66	3,630,765
85,115	Royal Dutch Shell PLC - ADR	4,892,410
69,325	Schlumberger Ltd.	5,741,497
		37,518,301
Financials: 23.5%
17,615	Alleghany Corp. *	8,563,180
95,340	Allstate Corp.	6,573,693
16,865	BlackRock, Inc.	5,672,037
63,690	The Chubb Corp.	7,918,578
58,455	The Howard Hughes Corp. *	7,947,542
174,825	JPMorgan Chase & Co.	11,980,757
301,290	Leucadia National Corp.	7,086,341
226,680	Morgan Stanley	8,804,251
191,940	Plum Creek Timber Co., Inc.	7,869,540
82,625	The PNC Financial Services Group, Inc.	8,112,122
102,095	State Street Corp.	7,816,393
52,500	U.S. Bancorp#	2,373,525
		90,717,959
Health Care: 13.0%
30,770	Aetna, Inc.	3,476,087
40,925	Amgen, Inc.	7,226,945
55,105	Becton Dickinson and Co.	8,384,226
96,050	Johnson & Johnson	9,625,170
18,640	McKesson Corp.	4,111,425
123,480	Merck & Co., Inc.	7,280,381
277,380	Pfizer, Inc.	10,002,323
		50,106,557

Industrials: 10.8%
22,770	3M Co.	3,446,012
69,920	AGCO Corp.	3,846,299
209,165	CSX Corp.	6,542,681
60,090	Emerson Electric Co.	3,109,657
366,120	General Electric Co.	9,555,732
38,045	L-3 Communications Holdings, Inc.	4,392,676
43,150	Raytheon Co.	4,707,234
171,295	Southwest Airlines Co.	6,200,879
		41,801,170
Information Technology: 15.1%
104,575	Amdocs Ltd.	6,133,324
61,090	Apple, Inc.	7,410,217
88,300	Avnet, Inc.	3,684,759
273,395	EMC Corp.	7,351,592
235,500	Hewlett-Packard Co.	7,187,460
126,180	Intel Corp.	3,652,911
126,015	Microsoft Corp.	5,884,900
79,820	TE Connectivity Ltd.	4,862,634
128,820	Teradata Corp. *	4,780,510
145,575	Trimble Navigation Ltd. *	3,362,782
184,440	The Western Union Co.	3,733,066
		58,044,155
Materials: 2.4%
218,705	Allegheny Technologies, Inc.	4,662,791
276,550	Newmont Mining Corp.	4,748,363
		9,411,154
Telecommunication Services: 2.5%
278,785	AT&T, Inc.	9,684,991
TOTAL COMMON STOCKS
(Cost $322,616,107)		368,057,420
SHORT-TERM INVESTMENTS: 4.2%
16,055,249	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02%^	16,055,249
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,055,249)		16,055,249
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $338,671,356)		384,112,669
Other Assets in Excess of Liabilities: 0.4%		1,509,646
TOTAL NET ASSETS: 100.0%		$385,622,315

ADR	American Depositary Receipt
*	Non-income producing security.
^	Annualized seven-day yield as of July 31, 2015.
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund's custodian, U.S. Bank N.A.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund's principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

A schedule of the Fund's investment in affiliated securities held during the nine months ended July 31, 2015, is set forth below:

Issuer	Share Balance at October 31, 2014	Additions	Reductions	Share Balance at July 31, 2015	Dividend Income	Value at July 31, 2015
U.S. Bancorp	52,500	-	-	52,500	$39,113	$2,373,525

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows+:

Cost of investments						$338,690,612
Gross unrealized appreciation						61,577,065
Gross unrealized depreciation						(16,155,008)
Net unrealized appreciation						$45,422,057

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at July 31, 2015 (Unaudited)

The Becker Value Equity Fund (the “Fund”) utilizes various methods to measure the fair value its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$368,057,420	$-	$-	$368,057,420
Short-Term Investments	16,055,249	-	-	16,055,249
	$384,112,669	$-	$-	$384,112,669

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date                9/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s Elaine E. Richards
                  Elaine E. Richards, President

Date                9/28/2015

By (Signature and Title)*               /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date                9/29/2015

* Print the name and title of each signing officer under his or her signature.

Becker Value Equity Fund 7/31/2015 N-Q